UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President
Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
MUTUAL FUNDS† - 36.8%
Guggenheim Strategy Fund I1	42,150	$1,058,381
Guggenheim Strategy Fund II1	42,234	1,058,378
Total Mutual Funds
(Cost $2,097,592)		2,116,759

	Face Amount
U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bill
1.03% due 12/14/17[2,3,4]	$250,000	249,515
Total U.S. Treasury Bills
(Cost $249,468)		249,515

REPURCHASE AGREEMENTS††,5 - 26.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	769,871	769,871
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	384,936	384,936
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	329,158	329,158
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	50,630	50,630
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	4,852	4,852
Total Repurchase Agreements
(Cost $1,539,447)		1,539,447
Total Investments - 67.8%
(Cost $3,886,507)		$3,905,721
Other Assets & Liabilities, net - 32.2%		1,858,064
Total Net Assets - 100.0%		$5,763,785

Futures Contracts

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	58	Oct 2017	$5,781,150	$100,195

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$100,195	$—	$—	$100,195
Mutual Funds	2,116,759	—	—	—	2,116,759
Repurchase Agreements	—	—	1,539,447	—	1,539,447
U.S. Treasury Bills	—	—	249,515	—	249,515
Total Assets	$2,116,759	$100,195	$1,788,962	$—	$4,005,916

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 09/30/17	Shares 09/30/17	Investment Income
Guggenheim Strategy Fund I	$1,452,887	$–	$(400,000)	$1,337	$4,157	$1,058,381	42,150	$16,549
Guggenheim Strategy Fund II	1,452,892	–	(400,000)	1,480	4,006	1,058,378	42,234	21,026
	2,905,779	–	(800,000)	2,817	8,163	2,116,759		37,575

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 10.5%
Guggenheim Ultra Short Duration ETF[1,2]	108,400	$5,460,108
Total Exchange-Traded Funds
(Cost $5,429,550)		5,460,108

MUTUAL FUNDS† - 64.8%
Guggenheim Strategy Fund III[1]	613,434	15,360,379
Guggenheim Strategy Fund II1	379,851	9,519,073
Guggenheim Strategy Fund I1	355,997	8,939,081
Total Mutual Funds
(Cost $33,711,854)		33,818,533

	Face Amount
U.S. TREASURY BILLS†† - 8.6%
U.S. Treasury Bill
1.03% due 12/14/17[3,4,5]	$4,500,000	4,491,263
Total U.S. Treasury Bill		4,491,263
Total U.S. Treasury Bills
(Cost $4,490,426)		4,491,263

REPURCHASE AGREEMENTS††,6 - 12.4%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	3,224,287	3,224,287
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	1,612,143	1,612,143
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	801,634	801,634
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	732,455	732,455
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	76,818	76,818
Total Repurchase Agreements
(Cost $6,447,337)		6,447,337
Total Investments - 96.3%
(Cost $50,079,167)		$50,217,241
Other Assets & Liabilities, net - 3.7%		1,909,744
Total Net Assets - 100.0%		$52,126,984

Futures Contracts

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	26	Dec 2017	$3,875,044	$211,012
Dow Jones Industrial Average Index Mini Futures Contracts	51	Dec 2017	5,697,464	112,725
Nikkei 225 (OSE) Index Futures Contracts	8	Dec 2017	1,446,854	46,423
MSCI EAFE Index Mini Futures Contracts	20	Dec 2017	1,978,200	43,767
S&P 500 Index Mini Futures Contracts	16	Dec 2017	2,012,400	37,285
Amsterdam Index Futures Contracts	16	Oct 2017	2,032,668	36,024
Russell 2000 Index Mini Futures Contracts	18	Dec 2017	1,343,070	35,712
FTSE MIB Index Futures Contracts††	4	Dec 2017	535,043	22,624
CAC 40 10 Euro Index Futures Contracts	21	Oct 2017	1,321,032	22,056
S&P/TSX 60 IX Index Futures Contracts	10	Dec 2017	1,472,270	20,121
Euro STOXX 50 Index Futures Contracts	27	Dec 2017	1,143,056	15,781
FTSE 100 Index Futures Contracts	7	Dec 2017	687,920	15,619
NASDAQ-100 Index Mini Futures Contracts	30	Dec 2017	3,588,600	15,394
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2017	538,500	14,140
DAX Index Futures Contracts	2	Dec 2017	758,450	10,275
OMX Stockholm 30 Index Futures Contracts††	10	Oct 2017	201,147	9,026
IBEX 35 Index Futures Contracts††	4	Oct 2017	489,995	1,524
MSCI EAFE Index Mini Futures Contracts	20	Dec 2017	1,088,900	867
H-Shares Index Futures Contracts††	2	Oct 2017	140,466	(1,560)
FTSE/JSE TOP 40 Index Futures Contracts††	18	Dec 2017	668,826	(2,126)
SPI 200 Index Futures Contracts	10	Dec 2017	1,114,226	(5,729)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased† (continued)
MSCI Taiwan Stock Index Futures Contracts	30	Oct 2017	$1,159,200	$(7,003)
Hang Seng Index Futures Contracts††	20	Oct 2017	3,540,355	(18,953)
			$36,833,686	$635,004

Commodity Futures Contracts Purchased†
LME Lead Futures Contracts	14	Nov 2017	871,904	63,033
Low Sulphur Gas Oil Futures Contracts	25	Nov 2017	1,347,500	54,552
LME Zinc Futures Contracts	13	Nov 2017	1,029,633	47,860
NY Harbor ULSD Futures Contracts	16	Nov 2017	1,212,892	28,086
Cattle Feeder Futures Contracts	16	Nov 2017	1,228,200	24,958
Brent Crude Futures Contracts	10	Dec 2017	566,600	13,896
Copper Futures Contracts	25	Dec 2017	1,845,938	3,650
Live Cattle Futures Contracts	4	Dec 2017	184,040	1,146
WTI Crude Futures Contracts	4	Nov 2017	206,240	1,008
Soybean Futures Contracts	1	Nov 2017	48,388	72
Lean Hogs Futures Contracts	4	Dec 2017	95,520	(324)
Soybean Oil Futures Contracts	6	Dec 2017	118,224	(6,912)
LME Primary Aluminum Futures Contracts	22	Nov 2017	1,149,089	(7,476)
LME Nickel Futures Contracts	4	Nov 2017	250,980	(21,159)
Gold 100 oz. Futures Contracts	25	Dec 2017	3,207,499	(66,302)
			$13,362,647	$136,088

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts††	34	Dec 2017	6,232,998	8,422
Euro - Bund Futures Contracts††	77	Dec 2017	14,653,752	7,315
U.S. Treasury 5 Year Note Futures Contracts	2	Dec 2017	234,906	(110)
Long Gilt Futures Contracts††	11	Dec 2017	1,821,887	(5,597)
Euro - BTP Italian Government Bond Futures Contracts††	79	Dec 2017	12,592,755	(6,259)
Euro - Bobl Futures Contracts	14	Dec 2017	2,169,909	(6,631)
U.S. Treasury Ultra Long Bond Futures Contracts	12	Dec 2017	1,979,626	(8,625)
U.S. Treasury Long Bond Futures Contracts	22	Dec 2017	3,359,126	(20,109)
Euro - Schatz Futures Contracts	397	Dec 2017	52,610,359	(42,475)
			$95,655,318	$(74,069)

Currency Futures Contracts Purchased†
British Pound Futures Contracts	95	Dec 2017	7,974,063	57,329
Japanese Yen Futures Contracts	2	Dec 2017	222,975	(471)
New Zealand Dollar Futures Contracts	40	Dec 2017	2,884,400	(16,848)
Euro FX Futures Contracts	40	Dec 2017	5,934,000	(70,881)
Mexican Peso Futures Contracts	137	Dec 2017	3,715,440	(79,812)
Australian Dollar Futures Contracts	64	Dec 2017	5,015,040	(113,501)
Canadian Dollar Futures Contracts	101	Dec 2017	8,097,675	(203,050)
			$33,843,593	$(427,234)

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	238	Dec 2017	25,862,309	225,074
Australian Government 3 Year Bond Futures Contracts	270	Dec 2017	23,512,509	60,924
U.S. Treasury 2 Year Note Futures Contracts	71	Dec 2017	15,311,594	11,141
Australian Government 10 Year Bond Futures Contracts	47	Dec 2017	4,684,519	7,126
Long Gilt Futures Contracts††	6	Dec 2017	993,757	3,562
U.S. Treasury 10 Year Note Futures Contracts	45	Dec 2017	5,636,953	2,413
Euro - 30 year Bond Futures Contracts	16	Dec 2017	3,085,025	1,790
U.S. Treasury 5 Year Note Futures Contracts	6	Dec 2017	704,719	1,176
Euro - Bobl Futures Contracts	1	Dec 2017	154,994	45
			$79,946,379	$313,251

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	31	Dec 2017	688,200	39,543
Coffee ‘C’ Futures Contracts	17	Dec 2017	816,638	39,273

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Commodity Futures Contracts Sold Short† (continued)
Sugar #11 Futures Contracts	46	Mar 2018	$727,978	$23,791
Wheat Futures Contracts	16	Dec 2017	359,200	20,288
Soybean Oil Futures Contracts	22	Dec 2017	433,488	16,827
Corn Futures Contracts	38	Dec 2017	676,876	16,505
Silver Futures Contracts	6	Dec 2017	500,250	6,972
Natural Gas Futures Contracts	5	Nov 2017	150,900	3,850
Plantinum Futures Contracts	2	Jan 2018	91,580	1,799
Cotton #2 Futures Contracts	7	Dec 2017	239,505	1,281
Gasoline RBOB Futures Contracts	2	Nov 2017	132,989	611
Live Cattle Futures Contracts	7	Dec 2017	322,070	(6,139)
Lean Hogs Futures Contracts	10	Dec 2017	238,800	(11,722)
Soybean Futures Contracts	15	Nov 2017	725,813	(12,181)
WTI Crude Futures Contracts	8	Nov 2017	412,480	(14,424)
Cocoa Futures Contracts	36	Dec 2017	740,520	(17,659)
Soybean Meal Futures Contracts	21	Dec 2017	662,550	(17,902)
			$7,919,837	$90,713

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	33	Dec 2017	3,679,088	37,537
			$3,679,088	$37,537

Equity Futures Contracts Sold Short†
H-Shares Index Futures Contracts††	3	Oct 2017	210,699	(2,611)
Nikkei 225 (OSE) Index Futures Contracts	2	Dec 2017	361,713	(20,192)
			$572,412	$(22,803)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Investment in an affiliated issuer. See Note 8 in the Notes to Financial Statements.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$409,001	$—	$—	$—	$409,001
Currency Futures Contracts	—	94,866	—	—	—	94,866
Equity Futures Contracts	—	637,201	—	33,174	—	670,375
Exchange-Traded Funds	5,460,108	—	—	—	—	5,460,108
Interest Rate Futures Contracts	—	309,689	—	19,299	—	328,988
Mutual Funds	33,818,533	—	—	—	—	33,818,533
Repurchase Agreements	—	—	6,447,337	—	—	6,447,337
U.S. Treasury Bills	—	—	4,491,263	—	—	4,491,263
Total Assets	$39,278,641	$1,450,757	$10,938,600	$52,473	$—	$51,720,471

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$182,200	$—	$—	$—	$182,200
Currency Futures Contracts	—	484,563	—	—	—	484,563
Equity Futures Contracts	—	32,924	—	25,250	—	58,174
Interest Rate Futures Contracts	—	77,950	—	11,856	—	89,806
Total Liabilities	$—	$777,037	$—	$37,106	$—	$814,743

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Guggenheim Ultra Short Duration ETF	$5,433,008	$–	$–	$–	$27,100	$5,460,108	108,400	$50,146
Guggenheim Strategy Fund I	26,828,893	5,367,132	(31,200,000)	215,505	(140,127)	8,939,081	355,997	144,186
Guggenheim Strategy Fund II	26,527,725	931,357	(25,900,000)	78,311	(3,827)	9,519,073	379,851	184,095
Guggenheim Strategy Fund III	27,274,077	294,621	(22,200,000)	22,214	41,677	15,360,379	613,434	298,027
	86,063,703	6,593,110	(79,300,000)	316,030	(75,177)	39,278,641		676,454

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 29.0%
Consumer, Non-cyclical - 7.5%
CR Bard, Inc.[1]	3,643	$1,167,581
Alere, Inc.*,1	22,151	1,129,479
Neff Corp. — Class A*,1	28,300	707,500
SciClone Pharmaceuticals, Inc.*,1	59,194	662,973
VWR Corp.*,1	18,893	625,547
Akorn, Inc.*,1	11,540	383,013
PAREXEL International Corp.*,1	3,610	317,969
MoneyGram International, Inc.*,1	15,763	253,942
NxStage Medical, Inc.*,1	7,196	198,610
Bob Evans Farms, Inc.	2,400	186,024
PharMerica Corp.*,1	6,204	181,777
Kite Pharma, Inc.*,1	980	176,214
Total Consumer, Non-cyclical		5,990,629
Technology - 5.8%
NXP Semiconductor N.V.*	15,457	1,748,033
Brocade Communications Systems, Inc.[1]	87,805	1,049,270
Silver Spring Networks, Inc.*	47,995	776,079
Dell Technologies Incorporated Class V — Class V*,1	5,216	402,727
Xcerra Corp.*,1	37,417	368,557
IXYS Corp.*,1	14,817	351,163
Total Technology		4,695,829
Communications - 5.2%
Time Warner, Inc.[1]	8,085	828,309
Level 3 Communications, Inc.*,1	14,586	777,288
Bankrate, Inc.*,1	55,608	775,731
West Corp.[1]	27,515	645,777
Scripps Networks Interactive, Inc. — Class A1	3,714	318,995
Hawaiian Telcom Holdco, Inc.*,1	9,139	272,525
Tribune Media Co. — Class A1	4,621	188,814
General Communication, Inc. — Class A*,1	4,056	165,444
Lumos Networks Corp.*,1	7,594	136,084
Symantec Corp.[1]	3,075	100,891
Total Communications		4,209,858
Financial - 3.2%
Fortress Investment Group, LLC — Class A1	111,623	889,636
Starwood Waypoint Homes REIT[1]	8,624	313,655
First South Bancorp, Inc.[1]	16,433	304,504
Xenith Bankshares, Inc.*,1	6,914	224,705
Bear State Financial, Inc.[1]	17,259	177,077
Park Sterling Corp.[1]	10,532	130,807
Pacific Continental Corp.[1]	4,638	124,994
Hartford Financial Services Group, Inc.[1]	2,209	122,445
Southwest Bancorp, Inc.[1]	4,420	121,771
Genworth Financial, Inc. — Class A*	19,752	76,045
Paragon Commercial Corp.*,1	900	50,814
Fidelity & Guaranty Life[1]	1,517	47,103
MainSource Financial Group, Inc.[1]	200	7,172
Total Financial		2,590,728
Basic Materials - 2.2%
Monsanto Co.[1]	5,548	664,762
Richmont Mines, Inc.*	41,900	391,765
Calgon Carbon Corp.	18,151	388,431
Dominion Diamond Corp.[1]	21,547	305,536
Total Basic Materials		1,750,494
Energy - 1.9%
Rice Energy, Inc.*,1	27,351	791,539
Tesco Corp.*,1	105,747	576,321
TerraForm Global, Inc. — Class A*,1	27,467	130,468
Total Energy		1,498,328
Industrial - 1.5%
Orbital ATK, Inc.[2]	4,388	584,307
Rockwell Collins, Inc.	2,351	307,299
Sparton Corp.*,1	7,820	181,502
Colfax Corp.*,1	2,159	89,901
Total Industrial		1,163,009
Utilities - 0.9%
WGL Holdings, Inc.[1]	4,721	397,509
Avista Corp.[1]	3,544	183,472
Calpine Corp.*,1	11,866	175,024
Total Utilities		756,005
Consumer, Cyclical - 0.8%
HSN, Inc.[1]	15,428	602,463
Total Common Stocks
(Cost $22,294,329)		23,257,343

MUTUAL FUNDS† - 29.9%
Guggenheim Strategy Fund I3	320,193	8,040,037
Guggenheim Strategy Fund II3	319,946	8,017,835
Guggenheim Strategy Fund III[3]	320,026	8,013,444
Total Mutual Funds
(Cost $24,058,213)		24,071,316

CLOSED-END FUNDS† - 9.0%
Central Securities Corp.[1]	13,508	349,181
Dividend and Income Fund[1]	26,972	346,859
Boulder Growth & Income Fund, Inc.	32,808	334,641
General American Investors Company, Inc.[1]	9,056	326,106
Adams Diversified Equity Fund, Inc.[1]	17,362	264,075
Mexico Equity & Income Fund, Inc.*,1	20,290	236,378
Adams Natural Resources Fund, Inc.[1]	9,950	195,517
Herzfeld Caribbean Basin Fund, Inc.	26,005	188,537
Morgan Stanley Asia-Pacific Fund, Inc.[1]	8,586	148,022
GDL Fund[1]	13,960	142,532
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	10,019	134,655
Liberty All Star Equity Fund[1]	18,427	111,115
Cushing Energy Income Fund	11,145	96,962
Templeton Emerging Markets Income Fund[1]	8,012	92,699
Royce Micro-Capital Trust, Inc.[1]	9,451	88,650
Nuveen New Jersey Quality Municipal Income Fund[1]	6,327	86,870
Templeton Dragon Fund, Inc.[1]	3,819	79,435

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
CLOSED-END FUNDS† - 9.0% (continued)
Western Asset Emerging Markets Debt Fund, Inc.[1]	4,989	$78,527
Latin American Discovery Fund, Inc.[1]	6,456	77,988
CBRE Clarion Global Real Estate Income Fund[1]	9,105	71,930
Mexico Fund, Inc.[1]	4,159	71,452
Eagle Growth & Income Opportunities Fund[1]	4,178	70,650
Central and Eastern Europe Fund, Inc.[1]	2,726	67,332
BlackRock Resources & Commodities Strategy Trust[1]	7,283	64,746
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	5,479	61,803
Sprott Focus Trust, Inc.[1]	7,989	61,755
Aberdeen Singapore Fund, Inc.[1]	5,140	59,727
Franklin Universal Trust[1]	8,009	58,225
Japan Smaller Capitalization Fund, Inc.[1]	4,472	56,213
Tri-Continental Corp.[1]	2,194	56,057
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	4,811	55,567
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	4,045	54,648
Gabelli Healthcare & WellnessRx Trust[1]	5,282	53,401
Templeton Emerging Markets Fund/United States[1]	3,201	52,881
Morgan Stanley Emerging Markets Fund, Inc.[1]	2,932	51,134
India Fund, Inc.[1]	1,850	49,488
ASA Gold and Precious Metals Ltd.[1]	3,976	47,116
Nuveen Real Asset Income and Growth Fund[1]	2,598	46,737
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[1]	5,573	44,807
Aberdeen Japan Equity Fund, Inc.[1]	5,069	44,151
Korea Fund, Inc.[1]	1,068	43,201
New Germany Fund, Inc.[1]	2,271	42,175
Aberdeen Chile Fund, Inc.[1]	4,984	41,816
Royce Value Trust, Inc.[1]	2,625	41,449
Alpine Global Premier Properties Fund[1]	6,158	40,828
Delaware Enhanced Global Dividend & Income Fund[1]	3,434	40,727
Morgan Stanley India Investment Fund, Inc.[1]	1,187	40,701
Voya Asia Pacific High Dividend Equity Income Fund[1]	3,777	40,452
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	1,517	39,852
Alpine Total Dynamic Dividend Fund[1]	4,356	39,204
Neuberger Berman High Yield Strategies Fund, Inc.[1]	3,214	39,082
Lazard Global Total Return and Income Fund, Inc.[1]	2,280	38,213
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	2,727	38,091
Taiwan Fund, Inc.*,1	1,836	37,785
First Trust Aberdeen Global Opportunity Income Fund[1]	3,188	37,587
Western Asset Global High Income Fund, Inc.[1]	3,580	36,838
European Equity Fund, Inc.[2]	3,745	36,252
New Ireland Fund, Inc.[1]	2,640	36,221
Cohen & Steers Infrastructure Fund, Inc.[1]	1,551	35,673
Ellsworth Growth and Income Fund Ltd.[1]	3,816	35,336
Lazard World Dividend & Income Fund, Inc.[1]	2,995	33,933
Duff & Phelps Global Utility Income Fund, Inc.[1]	2,079	33,742
Prudential Global Short Duration High Yield Fund, Inc.[1]	2,238	33,412
Aberdeen Latin America Equity Fund, Inc.[1]	1,205	32,969
BlackRock Credit Allocation Income Trust[1]	2,426	32,921
Western Asset High Income Opportunity Fund, Inc.[1]	6,394	32,801
Delaware Investments Dividend & Income Fund, Inc.[1]	2,870	30,881
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	2,297	30,780
AllianzGI Equity & Convertible Income Fund[1]	1,470	30,429
Swiss Helvetia Fund, Inc.[1]	2,379	30,261
BlackRock Corporate High Yield Fund, Inc.[1]	2,658	30,035
Ares Dynamic Credit Allocation Fund, Inc.[1]	1,809	29,668
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,841	28,609
Invesco High Income Trust II1	1,877	28,343
Advent/Claymore Enhanced Growth & Income Fund[1,3]	3,266	28,120
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	1,785	27,757
Bancroft Fund Ltd.[1]	1,267	27,735
China Fund, Inc.[1]	1,357	27,615
Tekla Healthcare Opportunities Fund[1]	1,479	27,465
Voya Global Advantage and Premium Opportunity Fund[1]	2,365	27,221
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	1,271	26,945
BlackRock Enhanced Global Dividend Trust[1]	1,979	26,835
BlackRock Debt Strategies Fund, Inc.[1]	2,223	25,942
MFS Charter Income Trust[1]	2,990	25,923

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
CLOSED-END FUNDS† - 9.0% (continued)
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	2,453	$25,585
Wells Fargo Multi-Sector Income Fund	1,878	25,203
Asia Tigers Fund, Inc.[1]	1,995	24,718
MFS Multimarket Income Trust[1]	3,941	24,592
Gabelli Global Utility & Income Trust[1]	1,193	24,499
Alpine Global Dynamic Dividend Fund[1]	2,309	24,498
Blackrock Science & Technology Trust[1]	996	24,332
Aberdeen Greater China Fund, Inc.[1]	2,045	24,029
Nuveen Multi-Market Income Fund, Inc.[1]	3,159	23,977
Eaton Vance Limited Duration Income Fund[1]	1,693	23,753
LMP Capital and Income Fund, Inc.[1]	1,626	23,642
BlackRock Enhanced International Dividend Trust[1]	3,592	23,564
Nuveen AMT-Free Quality Municipal Income Fund[1]	1,698	23,517
Virtus Total Return Fund, Inc.[1]	1,803	23,511
Cohen & Steers Global Income Builder, Inc.[1]	2,398	23,285
BlackRock Multi-Sector Income Trust[1]	1,244	23,263
Putnam High Income Securities Fund[1]	2,536	22,646
Wells Fargo Global Dividend Opportunity Fund[1]	3,610	22,635
BlackRock Enhanced Equity Dividend Trust[1]	2,442	22,149
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	3,931	22,053
Franklin Limited Duration Income Trust[1]	1,798	21,594
ClearBridge American Energy MLP Fund, Inc.[1]	2,499	21,416
Asia Pacific Fund, Inc.[1]	1,534	21,292
First Trust Strategic High Income Fund II1	1,563	21,272
First Trust Enhanced Equity Income Fund[1]	1,403	21,115
First Trust Aberdeen Emerging Opportunity Fund[1]	1,253	20,888
Gabelli Dividend & Income Trust[1]	930	20,823
Voya Global Equity Dividend and Premium Opportunity Fund[1]	2,556	20,729
Wells Fargo Income Opportunities Fund[1]	2,333	20,414
Cushing Renaissance Fund[1]	1,080	20,207
Voya Infrastructure Industrials and Materials Fund[1]	1,226	20,143
First Trust High Income Long/Short Fund[1]	1,178	20,050
BlackRock Enhanced Capital and Income Fund, Inc.[1]	1,269	19,796
Nuveen Global High Income Fund[1]	1,127	19,576
Principal Real Estate Income Fund[1]	1,086	19,505
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	1,478	19,495
Nuveen Tax-Advantaged Dividend Growth Fund[1]	1,139	19,192
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	1,112	18,860
Liberty All Star Growth Fund, Inc.[1]	3,571	18,676
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	1,018	18,558
Clough Global Opportunities Fund[1]	1,590	17,744
Clough Global Equity Fund[1]	1,334	17,689
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	1,021	17,561
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	1,245	17,081
Clough Global Dividend and Income Fund[1]	1,225	17,040
First Trust Dynamic Europe Equity Income Fund[1]	877	17,031
Calamos Strategic Total Return Fund[1]	1,381	16,752
Avenue Income Credit Strategies Fund[1]	1,133	16,712
KKR Income Opportunities Fund[1]	933	16,701
Voya Emerging Markets High Income Dividend Equity Fund[1]	1,727	16,389
AllianzGI Diversified Income & Convertible Fund[1]	672	14,441
Advent Claymore Convertible Securities and Income Fund II3	1,858	11,594
Advent Claymore Convertible Securities and Income Fund[3]	659	10,682
Guggenheim Enhanced Equity Income Fund[1,3]	830	7,105
Total Closed-End Funds
(Cost $6,232,432)		7,163,968

	Face Amount~
U.S. GOVERNMENT SECURITIES†† - 19.8%
United States Cash Management Bill
1.04% due 01/02/18[1,4]	$8,000,000	7,978,942
1.03% due 01/02/18[1,4]	8,000,000	7,978,942
Total United States Cash Management Bill		15,957,884
Total U.S. Government Securities
(Cost $15,956,590)		15,957,884

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Face Amount~	Value
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bill
1.03% due 12/14/17[4,5,6]	$1,100,000	$1,097,864
Total U.S. Treasury Bills
(Cost $1,097,660)		1,097,864

REPURCHASE AGREEMENTS††,7 - 5.7%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17	2,301,431	2,301,431
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17	1,150,715	1,150,715
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	572,190	572,190
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17	522,812	522,812
UMB Financial Corp. issued 09/29/17 at 0.91% due 10/02/17	54,831	54,831
Total Repurchase Agreements
(Cost $4,601,979)		4,601,979

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
First American Government Obligations Fund — Class Z, 0.89%[9]	457,201	457,201
Total Securities Lending Collateral
(Cost $457,201)		457,201
Total Investments - 95.4%
(Cost $74,698,404)		$76,607,555

COMMON STOCKS SOLD SHORT† - (7.4)%
Industrial - (0.3)%
United Technologies Corp.	677	(78,585)
Littelfuse, Inc.	937	(183,540)
Total Industrial		(262,125)
Consumer, Non-cyclical - (0.5)%
Becton Dickinson and Co.	1,850	(362,508)
Basic Materials - (0.5)%
Alamos Gold, Inc. — Class A	58,200	(393,432)
Technology - (0.7)%
VMware, Inc. — Class A*	5,195	(567,242)
Consumer, Cyclical - (0.8)%
Liberty Interactive Corporation QVC Group — Class A*	25,456	(599,998)
Communications - (1.4)%
Sinclair Broadcast Group, Inc. — Class A	1,063	(34,069)
Discovery Communications, Inc. — Class C*	2,260	(45,788)
Cincinnati Bell, Inc.*	5,960	(118,306)
Liberty Ventures*	2,553	(146,925)
AT&T, Inc.	9,379	(367,375)
CenturyLink, Inc.	20,837	(393,819)
Total Communications		(1,106,282)
Energy - (1.6)%
Nabors Industries Ltd.	71,908	(580,298)
Equities Corp.	10,132	(661,012)
Total Energy		(1,241,310)
Financial - (1.6)%
First Financial Bancorp	200	(5,230)
TowneBank	1,580	(52,930)
Simmons First National Corp. — Class A	1,725	(99,878)
Columbia Banking System, Inc.	2,982	(125,572)
South State Corp.	1,474	(132,734)
Union Bankshares Corp.	6,467	(228,285)
Carolina Financial Corp.	8,545	(306,594)
Invitation Homes, Inc.	13,838	(313,431)
Total Financial		(1,264,654)
Total Common Stocks Sold Short
(Proceeds $5,362,959)		(5,797,551)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.9)%
SPDR S&P 500 ETF Trust	199	(49,995)
iShares Russell 1000 Growth ETF	473	(59,153)
iShares MSCI United Kingdom ETF	2,304	(80,294)
iShares MSCI Taiwan Capped ETF	2,355	(85,016)
iShares 20+ Year Treasury Bond ETF	852	(106,296)
Technology Select Sector SPDR Fund	1,877	(110,931)
iShares MSCI Australia ETF	5,545	(124,430)
VanEck Vectors Russia ETF	5,759	(128,368)
VanEck Vectors Gold Miners ETF	5,900	(135,464)
iShares U.S. Real Estate ETF	1,792	(143,145)
iShares MSCI South Korea Capped ETF	2,159	(149,101)
iShares China Large-Capital ETF	3,439	(151,454)
iShares Russell 1000 Value ETF	1,413	(167,455)
Industrial Select Sector SPDR Fund	2,638	(187,298)
Materials Select Sector SPDR Fund	3,417	(194,086)
iShares MSCI Japan ETF	3,563	(198,495)
Utilities Select Sector SPDR Fund	3,760	(199,468)
Consumer Discretionary Select Sector SPDR Fund	2,256	(203,220)
Consumer Staples Select Sector SPDR Fund	3,848	(207,715)
iShares Core U.S. Aggregate Bond ETF	1,982	(217,207)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,057	(249,370)
PowerShares QQQ Trust Series 1	1,970	(286,536)
iShares TIPS Bond ETF	2,662	(302,350)
iShares MSCI Emerging Markets ETF	6,794	(304,439)
Health Care Select Sector SPDR Fund	4,898	(400,314)
iShares MSCI EAFE ETF	6,397	(438,067)
SPDR Bloomberg Barclays High Yield Bond ETF	11,846	(442,092)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.4)% (continued)
Financial - (1.8)% (continued)
iShares 7-10 Year Treasury Bond ETF	4,158	$(442,910)
Financial Select Sector SPDR Fund	18,345	(474,401)
iShares Russell 2000 Index ETF	3,638	(539,079)
iShares MSCI Mexico Capped ETF	9,891	(540,148)
Energy Select Sector SPDR Fund	9,246	(633,165)
Total Exchange-Traded Funds Sold Short
(Proceeds $7,487,410)		(7,951,462)
Total Securities Sold Short- (17.3)%
(Proceeds $12,850,369)		$(13,749,013)
Other Assets & Liabilities, net - 21.9%		17,651,270
Total Net Assets - 100.0%		$80,509,812

Futures Contracts

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	6	Dec 2017	$769,800	$23,282
Low Sulphur Gas Oil Futures Contracts	10	Nov 2017	539,000	21,701
LME Lead Futures Contracts	4	Nov 2017	249,115	20,931
NY Harbor ULSD Futures Contracts	7	Nov 2017	530,641	11,111
LME Zinc Futures Contracts	3	Nov 2017	237,608	11,045
Cattle Feeder Futures Contracts	11	Nov 2017	844,387	10,529
Brent Crude Futures Contracts	5	Dec 2017	283,300	2,816
Copper Futures Contracts	4	Dec 2017	295,350	563
LME Primary Aluminum Futures Contracts	8	Nov 2017	417,850	(18)
LME Nickel Futures Contracts	2	Nov 2017	125,490	(10,579)
			$4,292,541	$91,381

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	57	Dec 2017	10,847,583	14,154
Euro - OATS Futures Contracts††	30	Dec 2017	5,499,705	7,425
U.S. Treasury Ultra Long Bond Futures Contracts	8	Dec 2017	1,319,750	3,019
U.S. Treasury Long Bond Futures Contracts	11	Dec 2017	1,679,563	419
Long Gilt Futures Contracts††	3	Dec 2017	496,878	(55)
Euro - BTP Italian Government Bond Futures Contracts††	70	Dec 2017	11,158,137	(5,708)
			$31,001,616	$19,254

Currency Futures Contracts Purchased†
British Pound Futures Contracts	27	Dec 2017	2,266,313	22,914
Japanese Yen Futures Contracts	1	Dec 2017	111,488	(236)
Euro FX Futures Contracts	3	Dec 2017	445,050	(6,270)
New Zealand Dollar Futures Contracts	35	Dec 2017	2,523,849	(8,070)
Canadian Dollar Futures Contracts	24	Dec 2017	1,924,200	(48,091)
			$7,270,900	$(39,753)

Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	7	Dec 2017	1,043,281	42,230
Nikkei 225 (OSE) Index Futures Contracts	5	Dec 2017	904,284	24,807
FTSE MIB Index Futures Contracts††	4	Dec 2017	535,043	22,848
Amsterdam Index Futures Contracts	4	Oct 2017	508,167	9,071
OMX Stockholm 30 Index Futures Contracts††	9	Oct 2017	181,032	8,148
CAC 40 10 Euro Index Futures Contracts	7	Oct 2017	440,344	6,798
FTSE 100 Index Futures Contracts	2	Dec 2017	196,549	4,448
NASDAQ-100 Index Mini Futures Contracts	6	Dec 2017	717,720	4,156
DAX Index Futures Contracts	1	Dec 2017	379,225	1,103
Euro STOXX 50 Index Futures Contracts	9	Dec 2017	381,019	683
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2017	294,454	573

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain (Loss)
Equity Futures Contracts Purchased† (continued)
IBEX 35 Index Futures Contracts††	1	Oct 2017	$122,499	$381
Russell 2000 Index Mini Futures Contracts	8	Dec 2017	596,920	(286)
S&P 500 Index Mini Futures Contracts	8	Dec 2017	1,006,200	(456)
SPI 200 Index Futures Contracts	5	Dec 2017	557,113	(3,105)
Hang Seng Index Futures Contracts††	4	Oct 2017	708,071	(3,811)
CBOE Volatility Index Futures Contracts	45	Mar 2018	711,000	(6,539)
CBOE Volatility Index Futures Contracts	199	Feb 2018	3,024,800	(50,217)
CBOE Volatility Index Futures Contracts	741	Dec 2017	10,040,550	(678,695)
			$22,348,271	$(617,863)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	905	Jan 2018	13,357,801	815,536
CBOE Volatility Index Futures Contracts	40	Nov 2017	516,000	50,294
CBOE Volatility Index Futures Contracts	64	Oct 2017	749,440	42,710
			$14,623,241	$908,540

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	158	Dec 2017	17,169,096	123,225
U.S. Treasury 10 Year Note Futures Contracts	37	Dec 2017	4,634,828	1,984
Euro - 30 year Bond Futures Contracts	15	Dec 2017	2,892,211	1,744
Australian Government 10 Year Bond Futures Contracts	9	Dec 2017	897,036	(716)
			$25,593,171	$126,237

Commodity Futures Contracts Sold Short†
Soybean Oil Futures Contracts	19	Dec 2017	374,376	17,857
Hard Red Winter Wheat Futures Contracts	9	Dec 2017	199,800	14,314
Sugar #11 Futures Contracts	14	Mar 2018	221,558	8,365
Coffee ‘C’ Futures Contracts	11	Dec 2017	528,413	4,901
Silver Futures Contracts	1	Dec 2017	83,375	4,447
Wheat Futures Contracts	8	Dec 2017	179,600	3,122
Corn Futures Contracts	13	Dec 2017	231,563	2,871
Gasoline RBOB Futures Contracts	3	Nov 2017	199,483	2,145
Cotton #2 Futures Contracts	2	Dec 2017	68,430	(111)
Live Cattle Futures Contracts	6	Dec 2017	276,060	(5,246)
Soybean Futures Contracts	12	Nov 2017	580,650	(7,904)
Lean Hogs Futures Contracts	9	Dec 2017	214,920	(10,187)
WTI Crude Futures Contracts	7	Nov 2017	360,920	(12,621)
Soybean Meal Futures Contracts	19	Dec 2017	599,450	(26,343)
Cocoa Futures Contracts	31	Dec 2017	637,670	(28,303)
			$4,756,268	$(32,693)

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Value	Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[10]	(0.81%)	At Maturity	08/31/18	$(14,327,336)	$(198,358)
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[11]	(0.81%)	At Maturity	08/31/18	(13,474,205)	(300,676)
					$(27,801,541)	$(499,034)
OTC Equity Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[12]	1.63%	At Maturity	09/06/19	$1,210,249	$5,341
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[13]	1.63%	At Maturity	08/31/18	14,387,714	(81,362)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[14]	1.63%	At Maturity	08/31/18	18,800,282	497,267
					$34,398,245	$421,246

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES
Tailored Brands, Inc.	19,687	$51,572
AbbVie, Inc.	2,536	36,301
NetApp, Inc.	5,770	32,144
KLA-Tencor Corp.	2,493	31,707
Lear Corp.	1,143	27,553
Intel Corp.	9,077	27,221
Union Pacific Corp.	2,563	26,603
Discover Financial Services	4,813	25,517
Tyson Foods, Inc. — Class A	3,478	25,262
Convergys Corp.	10,595	24,601
Robert Half International, Inc.	4,224	23,507
CVS Health Corp.	5,332	23,357
Devon Energy Corp.	4,359	22,253
Applied Materials, Inc.	3,127	21,613
United Natural Foods, Inc.*	3,053	21,382
Lam Research Corp.	1,089	21,247
Carlisle Companies, Inc.	3,728	20,952
WW Grainger, Inc.	1,083	20,406
Deluxe Corp.	5,111	19,649
Fluor Corp.	5,207	19,561
Pfizer, Inc.	11,160	19,257
Amgen, Inc.	1,670	18,639
Anadarko Petroleum Corp.	2,354	18,300
Big Lots, Inc.	3,082	18,286
Cisco Systems, Inc.	11,816	17,451
United Rentals, Inc.*	866	17,339
Jacobs Engineering Group, Inc.	4,201	17,058
Teradata Corp.*	7,399	16,272
Marathon Oil Corp.	6,843	16,152
Prudential Financial, Inc.	3,612	14,642
ManpowerGroup, Inc.	2,245	13,916
TE Connectivity Ltd.	3,526	13,501
Timken Co.	3,881	13,443
Applied Industrial Technologies, Inc.	1,429	13,041
Cummins, Inc.	1,495	13,021
Corning, Inc.	11,592	12,778
FedEx Corp.	1,128	12,766
Huntington Ingalls Industries, Inc.	813	12,461
Cooper-Standard Holdings, Inc.*	847	12,366
Energizer Holdings, Inc.	6,142	12,078
ITT, Inc.	2,969	11,977
Benchmark Electronics, Inc.*	6,764	11,476
Southwest Airlines Co.	2,660	11,406
Wabash National Corp.	6,588	11,379
Lazard Ltd. — Class A	4,363	11,317
Northern Trust Corp.	3,039	11,001
CIT Group, Inc.	2,671	10,896
Norfolk Southern Corp.	964	10,806
Principal Financial Group, Inc.	4,765	10,102
Cigna Corp.	1,605	10,086
HP, Inc.	13,069	9,896
Trinity Industries, Inc.	3,223	9,830
Centene Corp.*	1,177	9,739
Michael Kors Holdings Ltd.*	1,745	9,581
Plexus Corp.*	2,269	9,236
CACI International, Inc. — Class A*	837	9,195
PACCAR, Inc.	1,491	8,981
Reinsurance Group of America, Inc. — Class A	1,803	8,980
Goodyear Tire & Rubber Co.	3,065	8,958
Archer-Daniels-Midland Co.	7,167	8,953
Verizon Communications, Inc.	6,619	8,932
Texas Instruments, Inc.	1,261	8,903
USG Corp.*	3,423	8,834
Crane Co.	1,425	8,807
Oshkosh Corp.	1,141	8,761
AECOM*	2,567	8,730
Flowers Foods, Inc.	6,078	8,597
LyondellBasell Industries N.V. — Class A	905	8,190
UniFirst Corp.	867	7,939
EMCOR Group, Inc.	2,110	7,738
Sysco Corp.	7,139	7,629
DaVita, Inc.*	4,688	7,512
JPMorgan Chase & Co.	1,775	7,428
InterDigital, Inc.	2,270	7,278
SpartanNash Co.	3,935	6,950
Mosaic Co.	3,659	6,744
Vishay Intertechnology, Inc.	6,250	6,556
Icad, Inc.*	10,500	6,467
ON Semiconductor Corp.*	4,586	6,412
Old Republic International Corp.	9,930	6,052
Molina Healthcare, Inc.*	1,226	5,749
Xerox Corp.	5,859	5,638
Conagra Brands, Inc.	4,073	5,617
AmerisourceBergen Corp. — Class A	1,493	5,142
DineEquity, Inc.	1,882	5,067
Herman Miller, Inc.	2,248	4,770
Delta Air Lines, Inc.	3,915	4,759
CalAtlantic Group, Inc.	2,172	4,744
HCA Healthcare, Inc.*	3,803	4,696
NCR Corp.*	3,939	4,676
Owens & Minor, Inc.	4,020	4,608
American Airlines Group, Inc.	1,527	4,496
Methode Electronics, Inc.	2,364	4,457
Seagate Technology plc	2,625	4,425
Belden, Inc.	1,023	4,415
McKesson Corp.	948	4,154
Omnicom Group, Inc.	1,980	4,153
Express Scripts Holding Co.*	4,092	4,125
International Business Machines Corp.	2,606	4,123
Allstate Corp.	2,401	4,038
Franklin Resources, Inc.	2,326	3,787
International Paper Co.	1,379	3,666
Alaska Air Group, Inc.	2,321	3,566
Chemed Corp.	454	3,545
ARRIS International plc*	3,774	3,492
Avnet, Inc.	3,697	3,262
Zimmer Biomet Holdings, Inc.	1,087	3,122
Sabra Health Care REIT, Inc.	3,519	3,078
Universal Health Services, Inc. — Class B	1,021	3,012
Hospitality Properties Trust	3,130	3,001
HealthSouth Corp.	3,962	2,948
LaSalle Hotel Properties	3,874	2,797
CSRA, Inc.	3,367	2,760
Boston Beer Company, Inc. — Class A*	585	2,701
Aetna, Inc.	1,504	2,643
Akamai Technologies, Inc.*	1,615	2,506
Arrow Electronics, Inc.*	1,820	2,300
Travelers Companies, Inc.	2,086	2,131
F5 Networks, Inc.*	1,291	2,042
Western Union Co.	12,405	1,990
Snap-on, Inc.	968	1,500
Biogen, Inc.*	549	1,486
Bank of New York Mellon Corp.	1,767	1,457
Dick’s Sporting Goods, Inc.	2,803	1,441
Brinker International, Inc.	2,936	1,368
Darling Ingredients, Inc.*	9,240	1,320
Owens-Illinois, Inc.*	3,159	1,259

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES (continued)
Synchrony Financial	3,526	$1,090
Juniper Networks, Inc.	9,932	1,034
Merck & Company, Inc.	2,907	947
TreeHouse Foods, Inc.*	1,188	924
Baxter International, Inc.	1,195	876
Nu Skin Enterprises, Inc. — Class A	1,424	835
CommScope Holding Company, Inc.*	2,353	830
Ralph Lauren Corp. — Class A	1,027	741
CoStar Group, Inc.*	190	416
CA, Inc.	2,258	293
Performance Food Group Co.*	1,781	145
Catalent, Inc.*	1,277	78
Mylan N.V.*	3,962	73
GoDaddy, Inc. — Class A*	686	(150)
Universal Corp.	2,228	(371)
Dean Foods Co.	12,850	(478)
Hawaiian Electric Industries, Inc.	8,382	(615)
AES Corp.	10,413	(640)
Sanmina Corp.*	2,719	(888)
Cloudera, Inc.*	1,462	(922)
AK Steel Holding Corp.*	13,980	(1,029)
Cardinal Health, Inc.	2,219	(1,085)
WellCare Health Plans, Inc.*	1,134	(1,253)
Portola Pharmaceuticals, Inc.*	1,299	(1,447)
UnitedHealth Group, Inc.	751	(1,479)
Sabre Corp.	5,262	(1,622)
Wal-Mart Stores, Inc.	3,668	(1,638)
Skyworks Solutions, Inc.	752	(1,817)
Laboratory Corporation of America Holdings*	517	(2,125)
Southwest Gas Holdings, Inc.	1,027	(2,470)
Public Service Enterprise Group, Inc.	3,673	(2,507)
Spectrum Brands Holdings, Inc.	695	(2,546)
Pilgrim’s Pride Corp.*	2,857	(2,614)
MEDNAX, Inc.*	2,403	(2,620)
Medtronic plc	1,217	(2,793)
Western Digital Corp.	1,648	(3,162)
Exelon Corp.	8,371	(3,286)
CMS Energy Corp.	1,522	(3,484)
Aflac, Inc.	3,752	(3,628)
Freeport-McMoRan, Inc.*	5,589	(3,722)
USANA Health Sciences, Inc.*	1,640	(3,748)
Ingredion, Inc.	1,495	(3,821)
Viacom, Inc. — Class B	2,595	(3,988)
United Continental Holdings, Inc.*	2,670	(4,054)
Apple, Inc.	449	(4,352)
CenterPoint Energy, Inc.	10,832	(4,879)
Viavi Solutions, Inc.*	8,426	(5,071)
Anthem, Inc.	1,494	(5,385)
National Fuel Gas Co.	4,093	(5,751)
Consolidated Edison, Inc.	1,834	(6,518)
Xcel Energy, Inc.	3,040	(6,580)
JetBlue Airways Corp.*	5,522	(6,752)
US Foods Holding Corp.*	10,199	(7,162)
Oracle Corp.	4,224	(7,569)
Motorola Solutions, Inc.	2,576	(8,226)
American Electric Power Company, Inc.	2,428	(8,466)
Cirrus Logic, Inc.*	1,861	(8,535)
PG&E Corp.	4,232	(9,319)
Portland General Electric Co.	5,237	(9,376)
Gilead Sciences, Inc.	3,116	(9,484)
Entergy Corp.	2,937	(9,611)
Edison International	3,446	(11,334)
United Therapeutics Corp.*	868	(11,542)
Kimberly-Clark Corp.	2,583	(12,197)
Jabil, Inc.	4,986	(12,324)
Kroger Co.	6,293	(12,448)
Ameren Corp.	5,357	(12,487)
Humana, Inc.	981	(12,503)
Iridium Communications, Inc.*	22,268	(12,896)
Telephone & Data Systems, Inc.	8,514	(14,407)
Hawaiian Holdings, Inc.	2,780	(14,920)
UGI Corp.	6,432	(16,251)
Bed Bath & Beyond, Inc.	3,842	(17,290)
FirstEnergy Corp.	11,180	(20,368)
Walgreens Boots Alliance, Inc.	4,509	(21,307)
Quest Diagnostics, Inc.	2,243	(31,332)
ATN International, Inc.	4,093	(32,796)
Total Custom Basket of Long Securities		898,289

CUSTOM BASKET OF SHORT SECURITIES
Atmos Energy Corp.	(4,075)	17,761
Century Aluminum Co.*	(6,237)	17,194
Charter Communications, Inc. — Class A*	(493)	16,951
American Campus Communities, Inc.	(4,112)	15,330
Crown Castle International Corp.	(1,782)	14,677
American Tower Corp. — Class A	(1,234)	13,800
SBA Communications Corp.*	(1,154)	11,864
Royal Gold, Inc.	(1,757)	11,512
CyrusOne, Inc.	(2,435)	11,408
CoreSite Realty Corp.	(1,392)	11,225
Education Realty Trust, Inc.	(3,946)	11,003
Equinix, Inc.	(489)	10,627
Ecolab, Inc.	(2,795)	9,538
Compass Minerals International, Inc.	(4,934)	9,523
Essex Property Trust, Inc.	(692)	9,046
Sun Communities, Inc.	(2,006)	8,925
Alliant Energy Corp.	(6,507)	8,411
NiSource, Inc.	(5,746)	7,605
Rexford Industrial Realty, Inc.	(3,954)	6,158
Dave & Buster’s Entertainment, Inc.*	(1,206)	6,130
MarketAxess Holdings, Inc.	(784)	5,887
Healthcare Trust of America, Inc. — Class A	(5,262)	5,846
Adobe Systems, Inc.*	(1,046)	5,670
Tesla, Inc.*	(321)	5,575
Equity LifeStyle Properties, Inc.	(1,348)	5,351
TripAdvisor, Inc.*	(2,278)	5,137
SPS Commerce, Inc.*	(1,223)	5,127
Dominion Energy, Inc.	(2,546)	5,051
Retail Opportunity Investments Corp.	(5,450)	4,974
ANSYS, Inc.*	(1,000)	4,945
Spire, Inc.	(2,421)	4,935
McDonald’s Corp.	(1,583)	4,846
Yum! Brands, Inc.	(2,044)	4,715
Black Hills Corp.	(2,889)	4,681
Federal Realty Investment Trust	(1,778)	4,542
First Industrial Realty Trust, Inc.	(5,169)	4,368
Martin Marietta Materials, Inc.	(869)	4,168
salesforce.com, Inc.*	(2,423)	4,066
Ultimate Software Group, Inc.*	(466)	3,829
Cable One, Inc.	(99)	3,659
Alexandria Real Estate Equities, Inc.	(2,224)	3,548
Papa John’s International, Inc.	(1,392)	2,738
Mohawk Industries, Inc.*	(494)	2,533
NIKE, Inc. — Class B	(2,762)	2,446
Amazon.com, Inc.*	(127)	2,233
Healthcare Realty Trust, Inc.	(2,480)	1,810
Workday, Inc. — Class A*	(737)	1,712

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES (continued)
CareTrust REIT, Inc.	(3,784)	$1,647
General Electric Co.	(3,872)	1,601
Starbucks Corp.	(1,416)	1,454
Vulcan Materials Co.	(2,063)	1,437
Autodesk, Inc.*	(1,237)	1,414
Iron Mountain, Inc.	(2,242)	1,309
Mercury General Corp.	(1,726)	1,281
Corporate Office Properties Trust	(2,785)	1,094
Realty Income Corp.	(2,243)	916
DCT Industrial Trust, Inc.	(3,938)	752
Bio-Techne Corp.	(939)	724
Aqua America, Inc.	(2,958)	503
Facebook, Inc. — Class A*	(1,709)	450
Terreno Realty Corp.	(3,243)	256
Acadia Realty Trust	(2,604)	148
Priceline Group, Inc.*	(40)	(90)
Ingevity Corp.*	(1,263)	(125)
CommVault Systems, Inc.*	(1,580)	(173)
Atlassian Corporation plc — Class A*	(3,939)	(197)
Mid-America Apartment Communities, Inc.	(1,797)	(359)
Howard Hughes Corp.*	(840)	(433)
Ladder Capital Corp. — Class A	(5,414)	(643)
Vail Resorts, Inc.	(630)	(646)
Semtech Corp.*	(2,605)	(764)
PTC, Inc.*	(2,294)	(765)
VF Corp.	(1,307)	(866)
Cousins Properties, Inc.	(20,545)	(945)
Madison Square Garden Co. — Class A*	(410)	(998)
Toro Co.	(1,037)	(1,073)
EastGroup Properties, Inc.	(1,631)	(1,178)
Douglas Emmett, Inc.	(2,941)	(1,653)
BB&T Corp.	(2,689)	(1,659)
S&P Global, Inc.	(700)	(1,701)
Trimble, Inc.*	(2,225)	(1,741)
Tyler Technologies, Inc.*	(646)	(1,773)
ServiceNow, Inc.*	(847)	(1,880)
Southern Co.	(2,550)	(1,940)
WD-40 Co.	(686)	(1,972)
Dunkin’ Brands Group, Inc.	(1,844)	(2,028)
Lamb Weston Holdings, Inc.	(1,640)	(2,205)
Ulta Beauty, Inc.*	(357)	(2,409)
BWX Technologies, Inc.	(1,378)	(2,502)
Extra Space Storage, Inc.	(1,130)	(2,525)
Cognex Corp.	(1,094)	(2,587)
Willis Towers Watson plc	(494)	(2,808)
Air Products & Chemicals, Inc.	(502)	(2,813)
AptarGroup, Inc.	(897)	(2,902)
Xylem, Inc.	(3,258)	(2,936)
Axon Enterprise, Inc.*	(3,359)	(3,037)
WR Grace & Co.	(3,311)	(3,349)
Kilroy Realty Corp.	(1,494)	(3,462)
Bio-Rad Laboratories, Inc. — Class A*	(677)	(3,594)
Texas Roadhouse, Inc. — Class A	(1,620)	(3,598)
WABCO Holdings, Inc.*	(536)	(3,629)
Commerce Bancshares, Inc.	(1,400)	(4,028)
Laredo Petroleum, Inc.*	(6,174)	(4,091)
Alexander & Baldwin, Inc.	(1,735)	(4,112)
Red Hat, Inc.*	(960)	(4,155)
Financial Engines, Inc.	(2,282)	(4,208)
Bank of Hawaii Corp.	(925)	(4,388)
NVIDIA Corp.	(456)	(4,600)
Wynn Resorts Ltd.	(530)	(5,201)
Avery Dennison Corp.	(1,321)	(5,269)
Moody’s Corp.	(1,070)	(5,294)
NewMarket Corp.	(758)	(5,418)
Provident Financial Services, Inc.	(3,066)	(5,437)
National Instruments Corp.	(2,486)	(5,446)
Wendy’s Co.	(7,782)	(5,473)
Public Storage	(648)	(5,496)
McCormick & Company, Inc.	(748)	(5,554)
Valley National Bancorp	(6,789)	(5,580)
PayPal Holdings, Inc.*	(2,165)	(5,938)
Marriott Vacations Worldwide Corp.	(661)	(5,942)
Intercontinental Exchange, Inc.	(1,476)	(5,979)
Cabot Oil & Gas Corp. — Class A	(4,068)	(5,997)
CME Group, Inc. — Class A	(646)	(6,145)
Silicon Laboratories, Inc.*	(1,326)	(6,245)
Take-Two Interactive Software, Inc.*	(1,315)	(6,372)
Mercury Systems, Inc.*	(1,744)	(6,394)
Neurocrine Biosciences, Inc.*	(1,418)	(6,444)
Medidata Solutions, Inc.*	(1,594)	(6,474)
Wabtec Corp.	(1,149)	(6,571)
Shake Shack, Inc. — Class A*	(2,558)	(6,748)
Ligand Pharmaceuticals, Inc. — Class B*	(730)	(6,925)
Eaton Vance Corp.	(3,356)	(7,058)
FMC Corp.	(2,142)	(7,168)
Fulton Financial Corp.	(5,873)	(7,578)
Washington Federal, Inc.	(3,400)	(7,833)
Domino’s Pizza, Inc.	(450)	(8,091)
Goldman Sachs Group, Inc.	(594)	(8,104)
KBR, Inc.	(4,976)	(8,122)
Crocs, Inc.*	(9,803)	(8,599)
Summit Materials, Inc. — Class A*	(3,386)	(8,771)
BankUnited, Inc.	(4,021)	(8,853)
Ollie’s Bargain Outlet Holdings, Inc.*	(1,977)	(9,316)
Scotts Miracle-Gro Co. — Class A	(3,809)	(9,356)
AO Smith Corp.	(2,274)	(9,445)
Ross Stores, Inc.	(1,551)	(9,543)
RPM International, Inc.	(4,241)	(9,559)
Bright Horizons Family Solutions, Inc.*	(1,416)	(9,600)
ABIOMED, Inc.*	(490)	(9,639)
Investors Bancorp, Inc.	(15,926)	(10,088)
Lithia Motors, Inc. — Class A	(752)	(10,128)
Glacier Bancorp, Inc.	(2,271)	(10,166)
Graco, Inc.	(1,132)	(10,586)
Rollins, Inc.	(4,758)	(10,705)
Ball Corp.	(8,810)	(10,916)
First Midwest Bancorp, Inc.	(4,946)	(11,076)
John Bean Technologies Corp.	(857)	(11,127)
Old National Bancorp	(5,786)	(11,140)
Monolithic Power Systems, Inc.	(1,894)	(11,226)
Trustmark Corp.	(3,368)	(11,353)
Matador Resources Co.*	(3,289)	(11,565)
Woodward, Inc.	(1,431)	(11,605)
KeyCorp	(7,904)	(12,013)
Healthcare Services Group, Inc.	(3,844)	(12,235)
Marriott International, Inc. — Class A	(1,764)	(12,677)
EnPro Industries, Inc.	(1,235)	(12,824)
Jack in the Box, Inc.	(1,547)	(12,854)
Five Below, Inc.*	(1,509)	(13,016)
Trex Company, Inc.*	(1,004)	(13,121)
Cantel Medical Corp.	(965)	(13,171)
Balchem Corp.	(2,122)	(13,415)
Pool Corp.	(1,469)	(14,096)
Monro, Inc.	(1,629)	(14,190)
Cimarex Energy Co.	(1,230)	(16,298)
International Flavors & Fragrances, Inc.	(2,542)	(16,535)
First Republic Bank	(2,336)	(17,062)
Allegheny Technologies, Inc.*	(6,216)	(18,008)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES (continued)
O’Reilly Automotive, Inc.*	(918)	$(18,083)
CF Industries Holdings, Inc.	(2,928)	(18,441)
Deltic Timber Corp.	(1,843)	(19,490)
People’s United Financial, Inc.	(15,065)	(20,460)
Sensient Technologies Corp.	(4,340)	(20,701)
Albemarle Corp.	(1,382)	(27,272)
CarMax, Inc.*	(3,313)	(30,608)
Total Custom Basket of Short Securities		(532,704)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES
Caesars Entertainment Corp.*	52,321	$98,091
RLJ Lodging Trust	44,100	58,862
National Storage Affiliates Trust	29,781	54,148
Jernigan Capital, Inc.	39,421	42,973
Tier REIT, Inc.	44,098	36,617
Weyerhaeuser Co.	18,439	28,605
Boyd Gaming Corp.	23,291	20,522
Extended Stay America, Inc.	29,066	15,527
Prologis, Inc.	14,808	3,773
Cousins Properties, Inc.	63,814	913
EastGroup Properties, Inc.	10,820	796
Rayonier, Inc.	20,633	(394)
GGP, Inc.	25,582	(1,558)
Gramercy Property Trust	29,675	(3,721)
MGM Growth Properties LLC — Class A	28,932	(8,231)
Blackstone Mortgage Trust, Inc. — Class A	28,335	(8,897)
Spirit Realty Capital, Inc.	94,129	(11,597)
Federal Realty Investment Trust	5,993	(16,617)
Alexandria Real Estate Equities, Inc.	7,892	(17,228)
Sabra Health Care REIT, Inc.	39,582	(18,820)
Equity Residential	15,889	(19,424)
Starwood Waypoint Homes	26,476	(23,166)
Regency Centers Corp.	11,940	(27,212)
Equity LifeStyle Properties, Inc.	8,097	(32,886)
Healthcare Trust of America, Inc. — Class A	28,403	(34,683)
Physicians Realty Trust	43,106	(40,071)
Equinix, Inc.	2,029	(43,638)
Sun Communities, Inc.	9,848	(45,471)
CyrusOne, Inc.	14,817	(48,073)
Gaming and Leisure Properties, Inc.	23,728	(52,154)
Rexford Industrial Realty, Inc.	36,353	(53,265)
American Tower Corp. — Class A	6,538	(72,539)
Crown Castle International Corp.	9,075	(75,081)
Total Custom Basket of Long Securities		(293,900)

CUSTOM BASKET OF SHORT SECURITIES
iShares U.S. Real Estate ETF	(71,621)	86,340
Apartment Investment & Management Co. — Class A	(25,660)	38,586
Colony NorthStar, Inc. — Class A	(59,705)	34,981
Liberty Property Trust	(20,765)	28,963
Essex Property Trust, Inc.	(3,441)	11,913
VEREIT, Inc.	(87,239)	10,652
CareTrust REIT, Inc.	(46,411)	9,657
GEO Group, Inc.	(14,418)	8,772
PS Business Parks, Inc.	(4,579)	6,214
Weingarten Realty Investors	(22,303)	5,545
Senior Housing Properties Trust	(43,472)	4,919
Piedmont Office Realty Trust, Inc. — Class A	(41,060)	2,487
National Retail Properties, Inc.	(17,888)	877
Brixmor Property Group, Inc.	(35,975)	(1,421)
CoreCivic, Inc.	(15,504)	(1,743)
Omega Healthcare Investors, Inc.	(26,132)	(2,064)
Jones Lang LaSalle, Inc.	(4,429)	(8,971)
CBL & Associates Properties, Inc.	(46,938)	(10,848)
Macerich Co.	(7,838)	(15,787)
LaSalle Hotel Properties	(30,202)	(19,634)
CBRE Group, Inc. — Class A*	(15,004)	(29,499)
Lexington Realty Trust	(83,267)	(31,098)
Public Storage	(4,254)	(36,016)
SL Green Realty Corp.	(8,335)	(38,809)
Wynn Resorts Ltd.	(4,086)	(41,987)
Chesapeake Lodging Trust	(32,286)	(44,931)
Chatham Lodging Trust	(44,101)	(49,887)
iShares U.S. Home Construction ETF	(26,092)	(67,983)
Life Storage, Inc.	(12,305)	(99,403)
Total Custom Basket of Short Securities		(250,177)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Unrealized Gain
CUSTOM BASKET OF LONG SECURITIES
SciClone Pharmaceuticals, Inc.*	30,444	$4,262
Avista Corp.	7,585	3,227
Calgon Carbon Corp.	18,151	1,180
Straight Path Communications, Inc. — Class B*	2,150	879
Akorn, Inc.*	11,622	274
Calpine Corp.*	13,081	167
Sparton Corp.*	8,329	88
Total Custom Basket of Long Securities		10,078

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2017.
[2]	All or portion of this security is on loan at September 30, 2017 — See Note 5.
[3]	Affiliated issuer.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of September 30, 2017.
[10]	Total Return is based on the return of custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2017.
[11]	Total Return is based on the return of custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2017.
[12]	Total Return is based on the return of custom MRGR long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2017.
[13]	Total Return is based on the return of custom MNRE long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2017.
[14]	Total Return is based on the return of custom SMQLS long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2017.

REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Swap Agreements	$—	$—	$—	$943,914	$—	$943,914
Commodity Futures Contracts	—	160,000	—	—	—	160,000
Common Stocks	23,257,343	—	—	—	—	23,257,343
Closed-End Funds	7,163,968	—	—	—	—	7,163,968
Currency Futures Contracts	—	22,914	—	—	—	22,914
Equity Futures Contracts	—	1,002,409	—	31,377	—	1,033,786
Interest Rate Futures Contracts	—	144,545	—	7,425	—	151,970
Mutual Funds	24,071,316	—	—	—	—	24,071,316
Repurchase Agreements	—	—	4,601,979	—	—	4,601,979
Securities Lending Collateral	457,201	—	—	—	—	457,201
U.S. Government Securities	15,957,884	—	—	—	—	15,957,884
U.S. Treasury Bills	—	—	1,097,864	—	—	1,097,864
Total Assets	$70,907,712	$1,329,868	$5,699,843	$982,716	$—	$78,920,139

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Swap Agreements	$—	$—	$—	$1,089,954	$—	$1,089,954
Commodity Futures Contracts	—	101,312	—	—	—	101,312
Common Stocks	5,797,551	—	—	—	—	5,797,551
Currency Futures Contracts	—	62,667	—	—	—	62,667
Equity Futures Contracts	—	739,298	—	3,811	—	743,109
Exchange-Traded Funds	7,951,462	—	—	—	—	7,951,462
Interest Rate Futures Contracts	—	716	—	5,763	—	6,479
Total Liabilities	$13,749,013	$903,993	$—	$1,099,528	$—	$15,752,534

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended September 30, 2017, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/16	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 9/30/17	Shares 9/30/17	Investment Income
Advent Claymore Convertible Securities and Income Fund	$8,837	$12,255	$(11,595)	$240	$945	$10,682	659	$654
Advent Claymore Convertible Securities and Income Fund II	202,831	–	(202,262)	(20,255)	31,280	11,594	1,858	9,115
Advent/Claymore Enhanced Growth & Income Fund	60,763	19,985	(56,632)	(4,724)	8,728	28,120	3,266	3,010
Guggenheim Enhanced Equity Income Fund	–	6,385	(4)	–	724	7,105	830	398
Guggenheim Enhanced Equity Strategy Fund	8,366	–	(9,045)	681	(2)	–	–	–
Guggenheim Strategy Fund I	25,559	8,007,988	–	–	6,490	8,040,037	320,193	7,592
Guggenheim Strategy Fund II	6,081	8,008,534	–	–	3,220	8,017,835	319,946	8,098
Guggenheim Strategy Fund III	–	8,010,248	–	–	3,196	8,013,444	320,026	9,752
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	441,333	–	(376,971)	(53,666)	51,107	61,803	5,479	7,888
Western Asset/Claymore Inflation-Linked Securities & Income Fund	400,480	–	(339,589)	(44,207)	38,883	55,567	4,811	6,781
	1,154,250	24,065,395	(996,098)	(121,931)	144,571	24,246,187		53,288

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 - Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Funds”), each a non-diversified investment company.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) per share of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 - Financial Instruments
As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 - Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 - Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S Treasury Note
1.00%			1.13%
Due 10/02/17	$109,021,803	109,030,888	02/28/21	$113,209,345	$111,202,284

Bank of America Merrill Lynch			U.S. Treasury Note
1.05%			1.63%
Due 10/02/17	54,510,901	54,515,671	05/31/23	56,433,458	55,601,193

RBC Capital Markets LLC			U.S. TIP Notes
0.98%			1.13%
Due 10/02/17	26,134,753	26,136,888	01/15/21	22,786,700	26,657,493

HSBC Securities, Inc.			U.S. Treasury Strips
0.91%			0.00%
Due 10/02/17	25,829,937	25,831,896	08/15/39	48,555,000	26,346,785

UMB Financial Corp.			Federal Home Loan Bank
0.91%			1.25%
Due 10/02/17	2,504,408	2,504,598	06/08/18	2,000,000	2,007,147

			U.S. Treasury Note
			1.63%
			05/15/26	573,300	547,365
				2,573,300	2,554,512

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 - Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Securities Lending Collateral
Fund	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Multi-Hedge Strategies Fund	$457,201	$–	$457,201

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Commodities Strategy Fund	$3,968,184	$–	$(62,463)	$(62,463)
Managed Futures Strategy Fund	57,077,613	–	(6,171,885)	(6,171,885)
Multi-Hedge Strategies Fund	59,888,341	4,738,266	(3,459,002)	1,279,264

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 29, 2017

*	Print the name and title of each signing officer under his or her signature.